Certain Relationships and Related Transactions (Details) (USD $)	12 Months Ended						0 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Sidley Austin LLP	Dec. 31, 2010 Sidley Austin LLP	Dec. 31, 2009 Sidley Austin LLP	Sep. 29, 2010 Special Common Shares TDS Parent Company Southeast Asset Management ("SEAM")	Jul. 20, 2009 Special Common Shares TDS Parent Company Southeast Asset Management ("SEAM")	May 29, 2009 Special Common Shares TDS Parent Company Southeast Asset Management ("SEAM")	Dec. 31, 2011 Special Common Shares TDS Parent Company Southeast Asset Management ("SEAM")
Certain relationships and related transactions
Legal expense				$ 13,700,000	$ 14,000,000	$ 13,800,000
Description of related transaction				The following persons are partners of Sidley Austin LLP, the principal law firm of TDS and its subsidiaries: Walter C.D. Carlson, a trustee and beneficiary of a voting trust that controls TDS, the non-executive Chairman of the Board and member of the Board of Directors of TDS and a director of U.S. Cellular, a subsidiary of TDS; William S. DeCarlo, the General Counsel of TDS and an Assistant Secretary of TDS and certain subsidiaries of TDS; and Stephen P. Fitzell, the General Counsel of U.S. Cellular and TDS Telecommunications Corporation and an Assistant Secretary of certain subsidiaries of TDS. Walter C.D. Carlson does not provide legal services to TDS or its subsidiaries.						At the time of each 2009 TDS repurchase, SEAM was a shareholder of more than 5% of TDS Special Common Shares and Common Shares. At the time of the 2010 TDS repurchase, SEAM was a shareholder of more than 5% of TDS Special Common Shares. These transactions were not solicited by TDS and TDS did not enter into any agreements with SEAM. The September 29, 2010 and May 29, 2009 transactions were effected by TDS’ broker pursuant to TDS’ existing institutional brokerage account agreement on the NYSE pursuant to Rule 10b-18 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). The July 20, 2009 transaction was made by TDS' broker pursuant to an agreement entered into pursuant to Rule 10b5-1 under the Exchange Act and was effected on the NYSE in compliance with Rule 10b-18. The repurchases were made under TDS' share repurchase authorizations that were in effect at the time of such repurchases.
Date							Sep. 29, 2010	Jul. 20, 2009	May 29, 2009
Number of shares acquired							272,323	405,000	1,730,200
Shares purchased	$ 21,500,000	$ 68,056,000	$ 176,625,000				$ 7,700,000	$ 10,500,000	$ 48,200,000
Average cost per share							$ 28.24	$ 25.87	$ 27.89